UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Emerging Markets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Emerging Markets Fund

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCK: 88.1%
Argentina: 0.5%
110,000	Inversiones y Representaciones S.A. (GDR) *	$799,700

Brazil: 12.7%
180,000	Anhanguera Educacional Participacoes S.A.	1,785,906
284,000	BR Malls Participacoes S.A. *	1,761,101
482,200	Cia Hering	1,948,667
247,064	Cia Vale do Rio Doce	4,193,687
254,900	Cremer S.A.	1,352,930
316,800	Even Construtora e Incorporadora SA	640,958
345,000	Localiza Rent A CAR S.A.	1,823,900
105,000	Petroleo Brasileiro S.A. (ADR)	4,614,750
178,735	Ultrapetrol (Bahamas) Ltd. *	1,403,070
		19,524,969

China/Hong Kong: 12.3%
6,440,000	Beijing Development Hong Kong Ltd. #	905,008
5,235,000	China Lifestyle Food & Beverages	929,064
17,700,000	China Power New Energy Development Co. * #	899,287
5,170,000	China Properties Group Ltd. #	856,237
12,434,000	China Rare Earth Holdings Ltd. #	1,411,174
2,600,000	Hidili Industry International Development #	1,267,652
107,900	Home Inns & Hotels Management, Inc. (ADR) *	1,505,205
1,205,000	Lee & Man Paper Manufacturing Ltd. #	660,390
1,416,000	Lonking Holdings Ltd. #	1,054,020
1,365,000	Pacific Basin Shipping Ltd. #	1,134,866
3,414,000	Peace Mark Holdings Ltd. #	329,096
12,967,000	PYI Corp. #	662,243
2,161,167	PYI Corp. Warrants (Exp. 09/25/09) *	8,350
4,940,000	Qin Jia Yuan Media Services Co. Ltd. #	1,642,843
8,395,000	Shougang Concord Intl Enterprises Co Ltd. #	1,210,198
1,050,000	Stella International Holdings Ltd. #	1,126,452
4,289,200	Tian An China Investment Co. Ltd. #	1,612,313
338,200	Tian An China Investment Co. Ltd. Warrants *
	(HKD 10.00, expiring 01/02/10)	610
1,614,000	Yanzhou Coal Mining Co Ltd. #	1,664,284
		18,879,292

India: 5.5%
17,000	Educomp Solutions Ltd. #	1,247,124
2,880,190	GVK Power & Infrastructure Ltd. * #	1,670,386
206,500	Hirco PLC (GBP) * #	553,200
263,104	ICSA (India) Ltd. #	1,296,536
101,656	Panacea Biotec Ltd. #	526,067
100,000	Reliance Capital Ltd. #	2,487,889
70,000	Shriram Transport Finance Co. Ltd. #	462,472
53,000	Welspun-Gujarat Stahl Ltd. #	273,661
		8,517,335

Indonesia: 1.4%
918,000	Astra International Tbk PT #	1,637,492
8,000,000	Mitra Adiperkasa Tbk PT #	439,029
		2,076,521
Israel: 2.7%
167,000	Israel Chemicals Ltd. #	2,400,127
182,500	Queenco Leisure International Ltd. R	1,798,460
		4,198,587

Kazakhstan: 5.0%
108,350	Eurasian Natural Resources Corp. (GBP) #	986,644
292,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #	2,055,020
60,000	Kazakhstan Kagazy PLC (GDR) *	106,200
510,300	Kazakhstan Kagazy PLC (GDR) * R	903,231
230,000	KazMunaiGas Exploration (GDR) Reg S #	3,637,618
		7,688,713
Malaysia: 5.1%
2,100,000	CB Industrial Product Holding BHD #	2,013,072
15,598,000	KNM Group BHD #	5,779,225
		7,792,297

Mexico: 1.8%
31,000	America Movil S.A. de C.V. (ADR)	1,437,160
585,000	Grupo Televisa S.A. de C.V. *	1,330,846
		2,768,006
Peru : 1.3%
33,000	Credicorp. Ltd. (ADR)	2,054,250

Philippines: 1.8%
91,000,000	Megaworld Corp. #	2,830,707

Poland: 0.8%
50,000	AmRest Holdings N.V. * #	1,209,537

Qatar: 0.8%
82,000	Doha Bank QSC.	1,261,002

Russia: 8.8%
209,000	C.A.T. Oil A.G. * #	974,146
100,000	LUKOIL (ADR)	5,850,000
139,000	OAO Gazprom (ADR) #	4,441,940
1,175,000	Sberbank	2,000,618
330,000	Sistema Hals Reg S (GDR) *	330,000
		13,596,704

Singapore: 3.7%
3,790,000	CSE Global Ltd. #	2,268,131
2,455,000	Sino-Environment Technology Group Ltd. * #	1,437,748
1,100,000	Wilmar International Ltd. #	1,950,738
		5,656,617

South Africa: 6.4%
136,724	Bidvest Group Ltd. #	1,749,470
175,000	Naspers Ltd. #	3,456,486
23,000	Sasol Ltd. #	981,656
215,000	Spar Group Ltd. #	1,325,774
201,114	Standard Bank Group Ltd. #	2,311,611
		9,824,997

South Korea: 7.2%
5,000	DC Chemical Co., Ltd. #	1,374,734
313,000	Finetec Corp. #	1,606,860
57,000	Hyunjin Materials Co., Ltd. #	1,663,933
4,400	POSCO #	1,650,614
80,000	T.K. Corp. * #	2,190,769
32,952	Taewoong Co. Ltd. #	2,193,429
145,000	Won Ik Quartz Corp. #	331,205
		11,011,544

Taiwan: 7.4%
1,803,375	Awea Mechantronic Co. Ltd. #	1,758,766
2,725,000	China Ecotek Corp. #	3,355,579
1,293,066	Chrome ATE, Inc. #	1,586,918
866,250	Fortune Electric Co., Ltd. #	839,748
715,000	Gloria Material Technology Corp. #	424,144
1,403,000	Lumax International Corp. Ltd. #	1,773,928
1,198,456	MJC Probe, Inc. #	1,497,547
181,000	Shining Building Business Co. Ltd. #	120,265
		11,356,895

Thailand: 0.3%
475,000	Airports of Thailand PCL	438,386

Turkey: 2.3%
65,000	BIM Birlesik Magazalar A.S. #	2,016,333
259,800	Tekfen Holding A.S.	1,463,230
		3,479,563

Ukraine: 0.3%
106,000	XXI Century Investments Public Ltd. (GBP)* #	495,942

Total Common Stocks
(Cost: $ 203,616,590)		135,461,564

PREFERRED STOCK: 0.9%
(Cost: $154,482)
Brazil: 0.9%
77,000	Cia Vale do Rio Doce (ADR) *	1,362,900

MONEY MARKET FUND: 5.5%
(Cost: $8,396,513)
	AIM Treasury Portfolio -
8,396,513	Institutional Class	8,396,513

Total Investments: 94.5%
(Cost: $212,167,585)		145,220,977
Other assets less liabilities: 5.5%		8,428,321
NET ASSETS: 100.0%		$153,649,298

ADR - American Depositary Receipt
GBP - British Pound
GDR - Global Depositary Receipt
SGD - Singapore Dollar
THB - Thai Baht
USD - United States Dollar

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $93,720,283, which represents 61.0% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $2,701,691, or 1.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $214,798,481 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation		$20,330,936
Gross Unrealized Depreciation		(89,908,440)
Net Unrealized Depreciation		($69,577,504)

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC (GDR)	7/19/2007	510,300	$2,551,500	$903,231	0.6%
Queenco Leisure International Ltd.	7/6/2007	182,500	2,448,979	1,798,460	1.2%
			$5,000,479	$2,701,691	1.8%

				% of
Summary of Investments by Industry				Investments	Value
Basic Materials				10.6%	$15,321,143
Communications				4.5	6,536,489
Consumer Cyclical				9.6	13,898,833
Consumer Non-cyclical				8.1	11,710,712
Diversified				2.8	4,117,708
Energy				16.1	23,432,046
Financial				15.1	21,992,937
Industrial				21.9	31,834,872
Technology				4.3	6,309,338
Utilities				1.2	1,670,386
Total Foreign Common and Preferred Stocks				94.2	136,824,464
Money Market Fund				5.8	8,396,513
				100.0%	$145,220,977

See Note to Schedule of Investments

Worldwide Emerging Markets Fund
Note to Schedule of Investments
September 30, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of quarter end were as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$51,500,694	$93,391,187	$329,096	$145,220,977

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 6/30/08	$ -
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,317,566)
Net purchases (sales)	-
Transfers in and/or out of Level 3	1,646,662
Balance as of 9/30/08	$329,096

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: December 5, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: December 5, 2008